ADVANCES FROM CLIENTS - ALBRAS AND PROINFA (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$) MW-M	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Schedule of position and movement of advances from clients
Balance at the beginning of the period		R$ 1,212,996	R$ 713,914	R$ 771,264
Amortization of electricity credits during the period				(54,068)
Gain (Loss) due to amortization of the electricity credit				(3,282)
Balance at the end of the period		1,174,244	1,212,996	713,914
Advances from clients		654,853	620,781	54,832
Advances from clients		519,391	592,215	659,082
ALBRAS
ADVANCES FROM CLIENTS
Advance received towards advance purchases of electricity credits		1,200,000
Schedule of position and movement of advances from clients
Balance at the beginning of the period	$ 652,719	652,719	713,914
Amortization of electricity credits during the period		(82,977)	(66,867)
Gain (Loss) due to amortization of the electricity credit		18,387	5,672
Balance at the end of the period		588,129	652,719	R$ 713,914
Advances from clients		68,738	60,504
Advances from clients		R$ 519,391	592,215
ALBRAS | June 2004 to December 2006
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M		750
Average MW volume supply per month for the advanced purchase of electricity credits | MW-M		43
ALBRAS | January 2007 to December 2024
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M		800
Average MW volume supply per month for the advanced purchase of electricity credits | MW-M		46
PROINFA
ADVANCES FROM CLIENTS
Period of guaranteed electricity supply	20 years	20 years
Schedule of position and movement of advances from clients
Advances from clients		R$ 575,962	R$ 560,277
BTG PACTUAL
Schedule of position and movement of advances from clients
Advances from clients		R$ 10,153
ELETRONORTE | ALBRAS
ADVANCES FROM CLIENTS
Period of guaranteed electricity supply	20 years	20 years
ELETRONORTE | ALBRAS | June 2004 to December 2006
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M		750
ELETRONORTE | ALBRAS | January 2007 to December 2024
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M		800
Minimum | Alcoa Aluminio | January 2007 to December 2024
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M		304
Minimum | BHP | January 2007 to December 2024
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M		353.08
Maximum | Alcoa Aluminio | January 2007 to December 2024
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M		328
Maximum | BHP | January 2007 to December 2024
ADVANCES FROM CLIENTS
Average MW volume supply per month | MW-M		492